TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on income (tax benefit):
Current	$ 2,184	$ 3,003	$ 2,162
Deferred	(631)	(931)	(467)
Total taxes on income	1,553	2,072	1,695
Taxes on income (tax benefit):
Domestic	820	1,460	893
Foreign	733	612	802
Total taxes on income	$ 1,553	$ 2,072	$ 1,695